Summary of Significant Accounting Policies (Details 4) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 2,703,611	$ 623,587
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	2,703,611	623,587	0
Derivative liabilities - warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	237,076	64,788	0
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	237,076	64,788
Derivative liabilities - common stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	2,466,535	558,799	0
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 2,466,535	$ 558,799